Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments

19. Fair Value of Financial Instruments

The following methods and assumptions were used to estimate the fair value of financial instruments.

Cash and due from banks — For these short-term instruments, the carrying amount is a reasonable estimate of fair value.

Investment securities — The Company utilizes independent third parties as its principal sources for determining fair value of investment securities which are measured on a recurring basis. As a result, the Company receives estimates of fair values from at least two independent pricing sources for the majority of its individual securities within its investment portfolio. For investment securities traded in an active market, the fair values are obtained from independent pricing services and are based on quoted market prices if available. If quoted market prices are not available, fair values are based on market prices for comparable securities, broker quotes, comprehensive interest rate tables, pricing matrices or a combination thereof. For investment securities traded in a market that is not active, fair value is determined using unobservable inputs. Additionally, the valuation of investment securities acquired in FDIC-assisted or traditional acquisitions may include certain unobservable inputs. All fair value estimates received by the Company from its investment securities are reviewed and approved on a quarterly basis by the Company’s Investment Portfolio Manager and its Chief Financial Officer. The Company’s investments in the common stock of the FHLB-Dallas and FNBB of $13.7 million at December 31, 2012, and its investments in the common stock of the FHLB-Dallas, FHLB-Atlanta and FNBB of $17.8 million at December 31, 2011 do not have readily determinable fair values and are carried at cost.

Loans and leases — The fair value of loans and leases, including covered loans and purchased non-covered loans, is estimated by discounting the future cash flows using the current rate at which similar loans or leases would be made to borrowers or lessees with similar credit ratings and for the same remaining maturities.

FDIC loss share receivable — The fair value of the FDIC loss share receivable is based on the net present value of future cash proceeds expected to be received from the FDIC under the provisions of the loss share agreements using a discount rate that is based on current market rates.

Deposit liabilities — The fair value of demand deposits, savings accounts, money market deposits and other transaction accounts is the amount payable on demand at the reporting date. The fair value of fixed maturity time deposits is estimated using the rate currently available for deposits of similar remaining maturities.

Repurchase agreements — For these short-term instruments, the carrying amount is a reasonable estimate of fair value.

Other borrowed funds — For these short-term instruments, the carrying amount is a reasonable estimate of fair value. The fair value of long-term instruments is estimated based on the current rates available to the Company for borrowings with similar terms and remaining maturities.

Subordinated debentures — The fair values of these instruments are based primarily upon discounted cash flows using rates for securities with similar terms and remaining maturities.

Off-balance sheet instruments — The fair values of commercial loan commitments and letters of credit are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and were not material at December 31, 2012 and 2011.

The fair values of certain of these instruments were calculated by discounting expected cash flows, which contain numerous uncertainties and involve significant judgments by management. Fair value is the estimated amount at which financial assets or liabilities could be exchanged in a current transaction between willing parties other than in a forced or liquidation sale. Because no market exists for certain of these financial instruments and because management does not intend to sell these financial instruments, the Company does not know whether the fair values shown below represent values at which the respective financial instruments could be sold individually or in the aggregate.

The following table presents the estimated fair values of the Company’s financial instruments.

		December 31,
		2012		2011
	Fair Value Hierarchy	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(Dollars in thousands)
Financial assets:
Cash and cash equivalents	Level 1	$207,967	$207,967	$58,927	$58,927
Investment securities AFS	Levels 2 and 3	494,266	494,266	438,910	438,910
Loans and leases, net of ALLL	Level 3	2,714,869	2,683,896	2,653,035	2,636,254
FDIC loss share receivable	Level 3	152,198	152,565	279,045	279,226
Financial liabilities:
Demand, savings and money market account deposits	Level 1	$2,320,206	$2,320,206	$2,025,663	$2,025,663
Time deposits	Level 2	780,849	781,784	918,256	925,754
Repurchase agreements with customers	Level 1	29,550	29,550	32,810	32,810
Other borrowings	Level 2	280,763	328,881	301,847	361,373
Subordinated debentures	Level 2	64,950	30,523	64,950	30,663